segment information - Income before income taxes (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income before income taxes
Operating revenues external and other income	$ 15,463	$ 14,658
Goods and services purchased	6,268	6,070
Employee benefits expense	3,701	3,034
EBITDA	5,494	5,554
Depreciation	2,107	1,929
Amortization	905	648
Operating income	2,482	2,977
Financing costs	771	733
Income before income taxes	$ 1,711	$ 2,244